BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
BASIS OF ACCOUNTING AND SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Manufacturing equipment	3 to 7 years
Computers and software	3 years
Furniture	7 years
Leasehold Improvements	Shorter of remaining lease term or estimated useful life

Summary of the financial instruments that are measured at fair value on a recurring basis

		June 30, 2023
	Fair Value	Level 1	Level 2	Level 3
Senior Convertible Notes	$12,928,404	$—	$—	$12,928,404
Subordinated Convertible Notes	15,225,000	—	—	15,225,000
Earnout liability	4,610,000	—	—	4,610,000
Warrant liability	727,664	—	—	727,664

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3
Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earnout liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2022
	Fair Value	Level 1	Level 2	Level 3

Senior Convertible Notes	$13,651,000	$—	$—	$13,651,000
Subordinated Convertible Notes	10,355,681	—	—	10,355,681
Earn-out liability	12,810,000	—	—	12,810,000
Warrant liability	1,991,503	—	—	1,991,503

		December 31, 2021
	Fair Value	Level 1	Level 2	Level 3
Warrant liability	$562,244	$—	$—	$562,244